UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-6475
Strategic Global Income Fund, Inc.
(Exact name of registrant as specified in charter)
51 West 52nd Street, New York, New York		10019-6114
(Address of principal executive offices)		(Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management (US) Inc. 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service) Copy to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant's telephone number, including area code:		212-882 5000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2004

Item 1.  Schedule of Investments

Strategic Global Income Fund, Inc.

Portfolio of Investments — August 31, 2004 (unaudited)

Principal Amount (000)			Maturity Dates	Interest Rates		Value

Long-Term Debt Securities — 95.18%
Argentina — 2.25%
	$7,300	Republic of Argentina	08/03/12	1.234	%†	$5,212,200

Australia — 4.00%
AUD	5,230	Government of Australia	06/15/11	5.750		3,749,187
7,580		Government of Australia	11/15/06	6.750		5,527,469
						9,276,656
Austria — 2.35%
EUR	4,550	Republic of Austria	10/20/13	3.800		5,462,473

Bahamas — 0.57%
	$1,270	Odebrecht Overseas Ltd.	02/25/09	11.500		1,320,800

Brazil — 6.77%
170		Braskem S.A., 144A	11/05/08	12.500		182,325
1,647		Federal Republic of Brazil	04/15/12	2.125	†	1,486,471
570		Federal Republic of Brazil	04/15/24	8.875		518,700
590		Federal Republic of Brazil	05/15/27	10.125		595,900
1,091		Federal Republic of Brazil, C	04/15/14	8.000		1,067,499
9,289		Federal Republic of Brazil, DCB	04/15/12	2.125	†	8,372,094
4,100		Federal Republic of Brazil, PAR	04/15/24	6.000	‡	3,505,500
						15,728,489
Bulgaria — 1.08%
2,040		Republic of Bulgaria	01/15/15	8.250		2,496,450

Canada — 1.21%
CAD	1,000	Government of Canada	12/01/05	3.000		762,592
615		Government of Canada	06/01/13	5.250		491,837
300		Government of Canada	06/01/08	6.000		246,659
1,565		Government of Canada	06/01/07	7.250		1,311,840
						2,812,928
Colombia — 1.47%
	$3,002	Republic of Colombia	04/09/11	9.750		3,407,830

Denmark — 4.31%
DKK	29,900	Kingdom of Denmark	08/15/05	5.000		5,019,062
4,750		Kingdom of Denmark	11/15/09	6.000		867,763
22,250		Kingdom of Denmark	11/15/11	6.000		4,116,758
						10,003,583
Ecuador — 1.75%
	$5,170	Republic of Ecuador	08/15/30	7.000	‡	4,058,450

Finland — 1.31%
EUR	2,350	Government of Finland	07/04/07	5.000		3,034,598

France — 7.40%
EUR	2,500	Republic of France	04/25/13	4.000		3,061,155
2,050		Republic of France	04/25/19	4.250		2,457,257
8,700		Republic of France	07/12/05	5.000		10,850,350
620		Republic of France	10/25/16	5.000		809,908
						17,178,670
Germany — 12.74%
	$1,750	Aries Vermogensverwaltungs, 144A	10/25/14	9.600		1,955,620
EUR	1,890	Bundesrepublik Deutschland	06/20/16	6.000		2,691,574
1,905		Bundesrepublik Deutschland	01/04/24	6.250		2,825,611
6,210		Deutsche Bundesrepublik	01/05/06	6.000		7,933,033
665		Deutsche Bundesrepublik	07/04/27	6.500		1,020,195
5,100		Federal Republic of Germany	04/17/09	3.250		6,222,419
1,280		Federal Republic of Germany	07/04/11	5.000		1,680,873
4,180		Federal Republic of Germany	05/12/05	6.875		5,253,445
						29,582,770
Italy — 4.80%
8,000		Republic of Italy	03/15/06	4.750		10,084,487
700		Republic of Italy	11/01/27	6.500		1,060,844
						11,145,331
Malaysia — 1.34%
	$2,708	Petroliam Nasional Berhad, 144A	10/15/26	7.625		3,119,851

Principal Amount (000)			Maturity Dates	Interest Rates		Value

Mexico — 4.31%
	900	Conproca S.A. de C.V.	06/16/10	12.000%		$1,129,500
	917	PEMEX Finance Ltd.	05/15/07	8.020		975,488
	166	United Mexican States	01/15/14	5.875		167,992
	147	United Mexican States	04/08/33	7.500		155,526
	6,618	United Mexican States	08/15/31	8.300		7,587,537
						10,016,043
Netherlands — 1.80%
EUR	3,200	Government of Netherlands	02/15/07	5.750		4,182,957

Panama — 0.27%
	$600	Republic of Panama	09/30/27	8.875		621,000

Philippines — 1.62%
	2,160	Republic of Philippines	01/18/17	9.375		2,275,992
	1,415	Republic of Philippines	01/15/19	9.875		1,482,212
						3,758,204
Poland — 1.92%
PLZ	6,000	Republic of Poland	10/24/13	5.000		1,393,298
	11,930	Republic of Poland	06/24/08	5.750		3,062,165
						4,455,463
Russia — 6.36%
	$460	Gaz Capital S.A., 144A	04/28/34	8.625		474,663
	5,160	Russian Federation	05/14/11	3.000		4,063,500
	3,080	Russian Federation	03/31/30	5.000	‡	2,949,100
	5,956	Russian Federation, 144A	03/31/30	5.000	‡	5,703,312
	1,040	Russian Federation	06/24/28	12.750		1,578,200
						14,768,775
South Africa — 1.48%
	2,000	Republic of South Africa	04/25/12	7.375		2,240,000
	1,000	Republic of South Africa	05/19/09	9.125		1,190,000
						3,430,000
Turkey — 0.85%
	750	Republic of Turkey	06/30/11	9.000		821,250
	340	Republic of Turkey	01/15/14	9.500		383,350
	240	Republic of Turkey	01/13/08	10.500		272,400
	500	Republic of Turkey	10/06/05	0.000	@	486,769
						1,963,769
Ukraine — 0.91%
	2,090	Government of Ukraine	06/11/13	7.650		2,110,900

United Kingdom — 3.34%
GBP	1,800	U.K. Treasury Gilt	03/07/12	5.000		3,263,306
	2,400	U.K. Treasury Gilt	12/07/09	5.750		4,500,425
						7,763,731

United States — 18.07%
Communications - 0.47%
	$1,000	Citizens Communications Co.	05/15/06	8.500		1,072,500
	Energy - 0.48%
	1,000	Transocean, Inc.	04/15/11	6.625		1,120,911
	Finance - 11.60%
	1,000	Bear Stearns Commercial Mortgage Securities, 00-WF2, Class A2	10/15/32	7.320		1,154,541
	2,000	C.S. First Boston USA, Inc.	01/15/09	3.875		2,000,722
	1,000	Commercial Mortgage Trust, 01-FL5A, Class E, 144A	11/15/13	2.739	†	999,901
	1,000	Commercial Mortgage Trust, 01-FL5A, Class F, 144A	11/15/13	2.197	†	1,000,233
	1,183	Conseco Finance Securitizations Corp., 00-1, Class A4	05/01/31	7.620		1,201,678
	2,500	Conseco Finance Securitizations Corp., 00-2, Class A4	12/01/30	8.480		2,564,501
	2,591	Conseco Finance Securitizations Corp., 00-5, Class A4	02/01/32	7.470		2,672,111
	1,368	DLJ Commercial Mortgage Corp., 99-CG1, Class A1A	03/10/32	6.080		1,440,281
	996	Four Times Square Trust, 144A	04/15/15	7.690		1,116,785
	2,000	General Electric Capital Corp.	06/15/12	6.000		2,191,240
	1,000	General Motors Acceptance Corp.	09/15/11	6.875		1,046,950
	1,100	Merrill Lynch Mortgage Investors, Inc., 96-C2, Class A3	11/21/28	6.960		1,167,089
	3,137	Morgan Stanley Capital I, 95-GAL1, Class E,	08/15/27	8.250		3,262,196
	1,037	Morgan Stanley Capital I, 96-WF1, Class A3,	11/15/28	7.684	†	1,067,874
	1,000	Morgan Stanley Dean Witter Capital I, 00-LIF2, Class A2	10/15/33	7.200		1,146,628
	792	Nomura Asset Securities Corp., 98-D6, Class A1A	03/15/30	6.280		831,992
	1,000	Providian Gateway Master Trust,	03/15/11	3.089	†	1,002,300
	1,000	Washington Mutual, Inc.	01/15/07	5.625		1,056,225
						26,923,247
Food & Beverage - 0.90%
	1,000	Kraft Foods, Inc.	06/01/07	5.250		1,051,257
	1,000	Miller Brewing Co., 144A	08/15/13	5.500		1,040,819
						2,092,076

Principal Amount (000)		Maturity Dates	Interest Rates		Value

Government Agency - 1.34%
2,868	Fannie Mae	11/01/33	4.585	†	2,917,641
190	Federal National Mortgage Association	11/01/32	7.500		203,755
					3,121,396
Media - 0.47%
1,000	Time Warner Entertainment, Inc.	01/15/08	7.480		1,100,685
Transportation - 0.80%
224	Continental Airlines, Inc.	11/01/04	7.080		219,893
550	Continental Airlines, Inc.	03/15/06	7.434		550,000

1,000	Hertz Corp.	08/15/07	7.625		1,082,841
					1,852,734
U.S. Treasury Securities - 2.01%
2,345	U.S. Treasury Bond	05/15/30	6.250		2,765,086
85	U.S. Treasury Bond	05/15/17	8.750		119,843
35	U.S. Treasury Note	05/31/06	2.500		35,120
515	U.S. Treasury Note	02/15/14	4.000		510,594
1,155	U.S. Treasury Note	02/15/31	5.375		1,229,715
					4,660,358
					41,943,907

Principal Amount (000)		Maturity Dates	Interest Rates	Value

Uruguay — 0.00%
$14	Republic of Uruguay	01/15/33	7.875%	$10,661

Venezuela — 0.90%
1,990	Republic of Venezuela	09/15/27	9.250	1,855,675
260	Republic of Venezuela	01/13/34	9.375	238,420
				2,094,095
Total Long-Term Debt Securities (cost—$211,873,392)				220,960,584

Number of Rights (000)

Rights (1) —0.04%
Mexico— 0.04%
1,615	United Mexican States Value Recovery Rights, Series C, Expiration Date 06/30/05	43,605
1,615	United Mexican States Value Recovery Rights, Series D, Expiration Date 06/30/06	37,952
1,615	United Mexican States Value Recovery Rights, Series E, Expiration Date 06/30/07	30,685
		112,242
Venezuela — 0.00%
15	Venezuela Oil Indexed Payment Obligations, Expiration Date 04/15/20 (2)	0
Total Rights (cost —$0)		112,242

Number of Shares (000)
Short-Term Investment — 2.23%*
United States — 2.23%
5,165	UBS Supplementary Trust U.S. Cash Management Prime Fund (cost —$5,164,780)	1.534	#	5,164,780

Total Investments (cost—$217,038,172) — 97.45%				$226,237,606

Note:	The Portfolio of Investments is listed by the issuer’s country of origin.
*	Security is issued by a fund that is advised by an affiliate of UBS Global Asset Management (US) Inc., the Strategic Global Income Dollar Fund Inc’s advisor.
†	Reflects rate at August 31, 2004 on variable coupon rate instruments.
‡	Reflects rate at August 31, 2004 on step coupon rate instruments.
#	Interest rate shown reflects yield at August 31, 2004.
@	Interest rate shown reflect yield to maturity at purchase date for zero coupon bonds.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2004, the value of these securities amounted to $15,593,509 or 6.72% of net assets.

(1)	Rights do not currently accrue income. Quarterly income, if any, will vary based on several factors including oil exports, prices and inflation.
(2)	Security is illiquid and being fair valued by a management commitee under the direction of the board of Trustees. At August 31, 2004, the value of this security amounted to $0.
C	Front-Load interest reduction with capitalized interest bond.
AUD	Australian Dollar
CAD	Canadian Dollar
DCB	Debt Conversion Bond.
DKK	Danish Krone
EUR	Euro
GBP	British Pound
PAR	Par Bond
PLZ	Poland Zloty

For more information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Financial Statements.

Strategic Global Income Fund, Inc.

August 31, 2004 (Unaudited)

Futures Contracts

Number of Contracts	Contracts to Receive	In Exchange For	Expiration Date	Unrealized Appreciation
74	U.S. Treasury Note 30 Year Futures	$8,237,125	December 2004	$155,090

Forward Foreign Currency Contracts

	Contracts to Deliver	In Exchange For		Maturity Dates	Unrealized Appreciation (Depreciation)
Australian Dollar	13,500,000	USD	9,237,645	12/17/04	$(207,996)
British Pound	5,670,000	USD	10,213,879	12/17/04	77,022
Canadian Dollar	11,700,000	USD	8,588,417	12/17/04	(291,987)
Danish Krone	67,200,000	USD	10,896,002	12/17/04	(101,352)
Euro Dollar	4,290,000	USD	5,195,673	12/17/04	(27,841)
United States Dollar	6,038,436	CAD	8,000,000	12/17/04	33,635
United States Dollar	808,551	DKK	5,000,000	12/17/04	9,704
United States Dollar	16,243,229	JPY	1,763,000,000	12/17/04	45,814
United States Dollar	4,574,780	SGD	7,800,000	12/17/04	(6,951)
					$(469,952)

Currency Type Abbreviations:
CAD	Canadian Dollar
DKK	Danish Krone
JPY	Japanese Yen
SGD	Singapore Dollar
USD	United States Dollar

Industry Diversification Table

% of Net Assets
Airlines	0.33%
Asset Backed Securities	3.21
Beverages	0.45
Capital Markets	0.42
Chemicals	0.08
Commercial Mortgage Backed Securities	4.28
Construction & Engineering	1.06
Consumer Finance	0.45
Diversified Financial Services	2.65
Diversified Telecommunication Services	0.46
Energy Equipment & Services	0.48
Foreign Governments	73.21
Food Products	0.45
Media	0.47
Non-Agency	1.41
Oil & Gas	1.55
Road & Rail	0.47
Short Term Investment	2.23
Thrifts & Mortgage Finance	0.45
U.S. Government Agencies	1.34
U.S. Treasury Securities	2.00
Total Investments	97.45%

Strategic Global Income Fund, Inc.

Portfolio of Investments - August 31, 2004

Transactions with Affiliates

The Fund may invest in shares of the UBS Supplementary Trust U.S. Cash Management Prime Fund (“Supplementary Trust”). Amounts relating to those investments at August 31, 2004, were as follows:

Purchases	Sales Proceeds	Interest Income	Value	% of Net Assets
$117,393,377	$112,228,597	$42,235	$5,164,780	2.23%

Federal Tax Status

For federal income tax purposes, the cost of securities owned at August 31, 2004 was substantially the same as the cost of securities for financial statement reporting purposes. At August 31, 2004, the components of net unrealized appreciation of investments were as follows:

Gross appreciation (investments having an excess of value over cost)	$11,730,132
Gross depreciation (investments having an excess of cost over value)	(2,530,698)
Net unrealized appreciation of investments	$9,199,434

Item 2.  Controls and Procedures.

(a)            The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)                Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Global Income Fund, Inc.

By:	/s/ Joseph A. Varnas
Joseph A. Varnas
President

Date:	October 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph A. Varnas
Joseph A. Varnas
President

Date:	October 28, 2004

By:	/s/ Thomas Disbrow
Thomas Disbrow
Treasurer

Date:	October 28, 2004